Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets (Liabilties) at Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value of net asset (liability)	$ 7,745	$ (3,781)
Assets (Liabilties) at Fair Value | Other current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded in other assets	10,070
Assets (Liabilties) at Fair Value | Investments and other assets, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded in other assets		633
Assets (Liabilties) at Fair Value | Accrued liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded in liabilities	(2,325)	(4,317)
Assets (Liabilties) at Fair Value | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded in liabilities		(97)
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value of net asset (liability)	7,745	(3,781)
Level 2 | Other current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded in other assets	10,070
Level 2 | Investments and other assets, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded in other assets		633
Level 2 | Accrued liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded in liabilities	(2,325)	(4,317)
Level 2 | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Net amount recorded in liabilities		(97)
Not Designated as Hedging Instrument [Member] | Assets (Liabilties) at Fair Value | Accrued liabilities | 30 day euro forward contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets		245
Not Designated as Hedging Instrument [Member] | Level 2 | Accrued liabilities | 30 day euro forward contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets		245
Designated as Hedging Instrument [Member] | Assets (Liabilties) at Fair Value | Other current assets | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets	10,215
Gross amounts offset in the balance sheets	(145)
Designated as Hedging Instrument [Member] | Assets (Liabilties) at Fair Value | Investments and other assets, net | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets		(220)
Designated as Hedging Instrument [Member] | Assets (Liabilties) at Fair Value | Investments and other assets, net | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets		953
Gross amounts offset in the balance sheets		(100)
Designated as Hedging Instrument [Member] | Assets (Liabilties) at Fair Value | Accrued liabilities | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	14,103	1,250
Gross amounts of recognized liabilities	438	5,947
Designated as Hedging Instrument [Member] | Assets (Liabilties) at Fair Value | Accrued liabilities | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets		778
Gross amounts of recognized liabilities	15,990	643
Designated as Hedging Instrument [Member] | Assets (Liabilties) at Fair Value | Other liabilities | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets		833
Gross amounts of recognized liabilities		930
Designated as Hedging Instrument [Member] | Level 2 | Other current assets | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets	10,215
Gross amounts offset in the balance sheets	(145)
Designated as Hedging Instrument [Member] | Level 2 | Investments and other assets, net | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets		(220)
Designated as Hedging Instrument [Member] | Level 2 | Investments and other assets, net | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts of recognized assets		953
Gross amounts offset in the balance sheets		(100)
Designated as Hedging Instrument [Member] | Level 2 | Accrued liabilities | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	14,103	1,250
Gross amounts of recognized liabilities	438	5,947
Designated as Hedging Instrument [Member] | Level 2 | Accrued liabilities | Bunker fuel forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets	15,990	778
Gross amounts of recognized liabilities		643
Designated as Hedging Instrument [Member] | Level 2 | Other liabilities | Currency hedge portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Gross amounts offset in the balance sheets		833
Gross amounts of recognized liabilities		$ 930